Other provisions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other provisions
31. Other provisions

	Legal	Major	Employee
	and other	restructuring	related	Other
	disputes	programmes	provisions	provisions	Total
	£m	£m	£m	£m	£m
At 1 January 2019	219	641	350	213	1,423
Implementation of IFRS 16	—	(30)	—	(5)	(35)

At 1 January 2019, as adjusted	219	611	350	208	1,388
Exchange adjustments	(11)	(14)	(13)	(4)	(42)
Additions through business combinations	12	—	—	24	36
Charge for the year	367	345	158	56	926
Reversed unused	(4)	(148)	(53)	(16)	(221)
Unwinding of discount	3	5	—	—	8
Utilised	(389)	(309)	(49)	(48)	(795)
Reclassifications and other movements	1	62	(6)	(19)	38
Transfer to Pension obligations	—	(47)	—	—	(47)

At 31 December 2019	198	505	387	201	1,291

To be settled within one year	134	298	138	51	621
To be settled after one year	64	207	249	150	670

At 31 December 2019	198	505	387	201	1,291

Legal and other disputes
The Group is involved in a substantial number of legal and other disputes, including notification of possible claims, as set out in Note 46 ‘Legal proceedings’. Provisions for legal and other disputes include amounts relating to product liability, anti-trust, government investigations, contract terminations and self insurance.
The net charge for the year of £363 million (including reversals and estimated insurance recoveries) primarily related to provisions for product liability cases, commercial disputes and various other government investigations.
The discount on the provisions increased by £3 million in 2019 (2018 – increased by £2 million). The discount was calculated using risk-adjusted projected cash flows and risk-free rates of return.
In respect of product liability claims related to certain products, a provision is made when there is sufficient history of claims made and settlements to enable management to make a reliable estimate of the provision required to cover unasserted claims. The ultimate liability for such matters may vary from the amounts provided and is dependent upon the outcome of litigation proceedings, investigations and possible settlement negotiations.
It is in the nature of the Group’s business that a number of these matters may be the subject of negotiation and litigation over many years. Litigation proceedings, including the various appeal procedures, often take many years to reach resolution, and out-of-court
settlement discussions can also often be protracted. Indemnified disputes will result in a provision charge and a corresponding receivable.
The Group is in potential settlement discussions in a number of the disputes for which amounts have been provided and, based on its current assessment of the progress of these disputes, estimates that £134 million of the amount provided at 31 December 2019 will be settled within one year. At 31 December 2019, it was expected that £9 million (2018 – £37 million) of the provision made for legal and other disputes will be reimbursed by third parties. For a discussion of legal issues, see Note 46, ‘Legal proceedings’.
Major restructuring programmes
During 2019, the Group was undertaking three major restructuring programmes: the Combined restructuring and integration programme which is now substantially complete, the 2018 major restructuring programme and the Consumer Healthcare Joint Venture integration programme. The programmes are focused primarily on simplifying supply chain processes, rationalising the Group’s manufacturing network, restructuring the Pharmaceuticals commercial operations and intergrating the Pfizer consumer healthcare business.
Provisions for staff severance payments are made when management has made a formal decision to eliminate certain positions and this has been communicated to the groups of employees affected and appropriate consultation procedures completed, where appropriate. No provision is made for staff severance payments that are made immediately.
Pension augmentations arising from staff redundancies of £47 million (2018 – £21 million) have been charged during the year and then transferred to the pension obligations provision as shown in Note 30, ‘Pensions and other post-employment benefits’. Asset write-downs have been recognised as impairments of property, plant and equipment in Note 17, ‘Property, plant and equipment’. The majority of the amounts provided are expected to be utilised in the next two years.

Employee related provisions

Employee related provisions include obligations for certain medical benefits to disabled employees and their spouses in the US. At 31 December 2019, the provision for these benefits amounted to £85 million (2018 – £87 million). Other employee benefits reflect a variety of provisions for severance costs, jubilee awards and other long-service benefits.
Given the nature of these provisions, the amounts are likely to be settled over many years.
Other provisions
Included in other provisions are insurance provisions of £14 million (2018 – £20 million), and a number of other provisions including vehicle insurance and regulatory matters.